Employee Benefit Plans - Funded Status (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amounts recognized in balance sheet:
Noncurrent asset	$ 114	$ 172
Defined Benefit Plans
Change in benefit obligation
Benefit obligation at beginning of year	1,072	1,203
Service cost	2	2	$ 3
Interest cost	15	13	17
Actuarial (gain) loss	(279)	(72)
Gross benefits paid	(44)	(47)
Plan amendments	0	6
Exchange rates	(90)	(31)
Benefit obligation at end of year	676	1,072	1,203
Accumulated benefit obligation at end of year	670	1,060
Change in plan assets
Fair value of plan assets at beginning of year	1,028	1,055
Actual return on plan assets	(244)	16
Employer contribution	9	18
Gross benefits paid	(44)	(47)
Exchange rates	(93)	(14)
Fair value of plan assets at end of year	656	1,028	1,055
Funded status
Fair value of plan assets	656	1,028	1,055
Benefit obligation	(676)	(1,072)	(1,203)
Accrued benefit cost	(20)	(44)
Amounts recognized in balance sheet:
Noncurrent asset	114	172
Current liability	(1)	(1)
Noncurrent liability (1)	(133)	(215)
Total	(20)	(44)
Amounts recognized in accumulated other comprehensive loss:
Net actuarial loss (gain)	262	276
Prior service cost	8	9
Total	270	285
Components of net periodic benefit cost
Service cost	2	2	3
Interest cost	15	13	17
Expected return on plan assets	(25)	(43)	(46)
Amortization of actuarial loss	2	12	13
Amortization of prior service cost	1	1	1
Settlement loss	0	0	1
Net periodic benefit gain	(5)	(15)	(11)
Defined Benefit Plans | Discontinued Operations, Held-for-sale
Components of net periodic benefit cost
Disposal Group, Including Discontinued Operation, Liabilities	5
Other Postretirement Benefit Plans
Change in benefit obligation
Benefit obligation at beginning of year	3	3
Service cost	0	0
Interest cost	0	0
Actuarial (gain) loss	(1)	0
Gross benefits paid	0	0
Plan amendments	0	0
Exchange rates	0	0
Benefit obligation at end of year	2	3	3
Change in plan assets
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contribution	0	0
Gross benefits paid	0	0
Exchange rates	0	0
Fair value of plan assets at end of year	0	0	0
Funded status
Fair value of plan assets	0	0	0
Benefit obligation	(2)	(3)	(3)
Accrued benefit cost	(2)	(3)
Amounts recognized in balance sheet:
Noncurrent asset	0	0
Current liability	0	0
Noncurrent liability (1)	(2)	(3)
Total	(2)	(3)
Amounts recognized in accumulated other comprehensive loss:
Net actuarial loss (gain)	(3)	(3)
Prior service cost	0	0
Total	(3)	(3)
Components of net periodic benefit cost
Service cost	0	0
Interest cost	0	0
Net periodic benefit gain	$ 0	$ 0	$ 0